RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - U.S. Dollar-Denominated Debt Designated as Net Investment Hedges (Details) - Designated as a net investment hedge $ in Millions, $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Derivative [Line Items]
Notional amount	$ 27,800		$ 32,500
Fair value	$ 26,600		$ 30,800
US$ denominated
Derivative [Line Items]
Notional amount		$ 21,100		$ 24,000
Fair value		$ 20,200		$ 22,700